Ariel Focus Fund
Ariel Focus Fund
INVESTMENT OBJECTIVE
Ariel Focus Fund pursues long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Ariel Focus Fund	Investor Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ariel Focus Fund		Investor Class	Institutional Class
Management fees	[1]	0.65%	0.65%
Distribution and service (12b-1) fees		0.25%	none
Other expenses		0.50%	0.41%
Total annual fund operating expenses	[2]	1.40%	1.06%
Less fee waiver or expense reimbursement		(0.40%)	(0.31%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.00%	0.75%
[1]	The Annual fund operating expenses have been restated to reflect reduced management fees effective February 1, 2014.
[2]	The Adviser is contractually obligated to waive fees or reimburse expenses in order to limit Ariel Focus Fund's total annual fund operating expenses to 1.00% of net assets for the Investor Class and 0.75% of net assets for the Institutional Class through the end of the fiscal year ending September 30, 2016. No termination of this agreement by either the Fund's Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2016.

The example below illustrates the expenses you would pay on a $10,000 investment in Ariel Focus Fund.  It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same and that you redeem your shares at the end of each time period.  The example reflects contractual fee waivers and expense reimbursements effective through September 30, 2016.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Your actual expenses may be greater or less than the amounts shown.

Expense Example Ariel Focus Fund (USD $)	1-Year	3-Year	5-Year	10-Year
Investor Class	102	362	687	1,608
Institutional Class	77	274	523	1,237

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Ariel Focus Fund invests primarily in equity securities of companies of any size in order to provide investors access to superior opportunities in companies of all market capitalizations.  The essence of the Fund’s strategy is a combination of patience and stock selection.  The Fund seeks to hold investments for a relatively long period of time—generally three to five years or more.  The Fund invests primarily in high quality companies that are trading at low multiples of their actual or projected earnings.  The Fund only buys when Ariel believes that these companies are selling at excellent values.

Quality companies typically share several attributes that Ariel believes will result in capital appreciation over time: high barriers to entry, sustainable competitive advantages, predictable fundamentals that allow for double digit earnings growth, skilled management teams and solid financials.  Ariel’s strategy to focus on a limited number of names and industries is designed to add value in areas in which it has expertise.  We believe this approach creates a portfolio of well-researched stocks.  As disciplined value investors, we make opportunistic purchases when great companies are temporarily out of favor—generally seeking to invest in companies that are trading at a low valuation relative to potential earnings and/or a low valuation relative to intrinsic worth.  We will sell a stock if its valuation reaches our private market value, as determined by the Adviser, if a better opportunity for investment presents itself, or if there are material changes to a company’s fundamentals.

The Fund does not invest in companies whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.  We believe these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

Ariel Focus Fund is a non-diversified fund, which means that the Fund could own as few as 12 securities in its portfolio, but will generally own 20–30 securities.

PRINCIPAL RISKS
Although Ariel makes every effort to achieve the Fund’s objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks of investing in the Fund are:

•	As the Fund holds relatively few stocks, a fluctuation in one stock could significantly affect overall performance.

•
Small and medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.  The performance of such stocks could also be more volatile.  Small and medium capitalization stocks often have less predictable earnings, more limited product lines and markets and more limited financial and management resources than large capitalization stocks.

•	The general level of stock prices could decline.

•	The intrinsic value of the stocks in which the Fund invests may never be recognized by the broader market.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

PERFORMANCE
The bar chart and the table on the next page show two aspects of the Fund: variability and performance.  The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year.  The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500® Index, a broad measure of market performance, and an index that reflects the market sectors in which the Fund invests.  The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435.  The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Total return for the year ended December 31

Best Quarter: 2Q '09 +22.87% Worst Quarter: 4Q '08 -26.82%
Average annual total returns as of December 31, 2014
Average Annual Returns Ariel Focus Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Investor Class	Investor Class return before taxes	9.92%		12.45%		6.32%		Jun. 30, 2005
Institutional Class	Institutional Class return before taxes	10.16%	[1]	12.62%	[1]	6.40%	[1]	Dec. 30, 2011	[1]
After Taxes on Distributions Investor Class	Investor Class return after taxes on distributions	7.07%		11.50%		5.72%
After Taxes on Distributions and Sale of Fund Shares Investor Class	Investor Class return after taxes on distributions and sale of fund shares	7.56%		9.90%		5.03%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	13.69%		15.45%		8.18%		Jun. 30, 2005
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)	Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)	13.45%		15.42%		7.50%		Jun. 30, 2005
[1]	The inception date for the Institutional Class shares is December 30, 2011. Performance information for the Institutional Class prior to that date reflects the actual performance of the Fund's Investor Class (and uses the actual expenses of the Investor Class, for such period of time), without any adjustments.

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as IRAs.